U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



 1.  Name and address of issuer:

                Merriman Investment Trust

 2.  Name of each series or class of funds for which this notice is filed:

                Merriman Flexible Bond Fund
                Merriman Growth & Income Fund
                Merriman Capital Appreciation Fund
                Merriman Asset Allocation Fund
                Merriman Leveraged Growth Fund

 3.  Investment Company Act File Number:

                811-5487

     Securities Act File Number:

                333-20420

 4.  Last day of fiscal year for which this notice is filed:

                September 30, 1996


 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f -2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                None

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                None

 9.  Number and aggregate sale price of securities sold during the fiscal year:

                1,236,707               $13,834,158


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                1,236,707               $13,834,158

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                474,969                 $4,972,224

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from item 10):             $13,834,158
                                                                    -----------

    (ii) Aggregate price of shares issued in connection with
         dividend reinvestment plans (from Item 11, if applicable): + 4,972,224
                                                                    -----------

   (iii) Aggregate price of shares redeemed or repurchased during
         the fiscal year (if applicable):                           -23,889,870
                                                                    -----------

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
         to rule 24e-2 (if applicable):                             +      0.00
                                                                    -----------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus
         line (ii), less line (iii), plus line (iv) (if applicable): (5,083,488)
                                                                     ----------

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act
         of 1933 or other applicable law or regulation:             x .00030303
                                                                    -----------

   (vii) Fee due (line (i) or line (v) multiplied by line (vi):            0.00
                                                                     ----------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.

Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CRF 202.3a).

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)        William L. Notaro
                                Executive Vice President

Date                            November 21, 1996